UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sursum Capital Management, LP
           --------------------------------------------------
           One Fawcett Place
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas L. Hoban
           --------------------------------------------------
Title:     Chief Operating Officer and Chief Financial Officer
           --------------------------------------------------
Phone:     203-542-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Thomas L. Hoban          Greenwich, Connecticut       8/15/11
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $ 1,270,661
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207   10,038   150,000 SH       SOLE                  150,000
AMERICAN TOWER CORP          CL A           029912201   18,316   350,000 SH       SOLE                  350,000
ANADARKO PETE CORP           COM            032511107   19,190   250,000 SH       SOLE                  250,000
APOLLO GROUP INC             CL A           037604105    6,552   150,000 SH       SOLE                  150,000
APOLLO GROUP INC             CL A           037604105   12,043   275,700 SH  CALL SOLE                  275,700
APPLE INC                    COM            037833100   33,567   100,000 SH       SOLE                  100,000
ARUBA NETWORKS INC           COM            043176106   14,775   500,000 SH       SOLE                  500,000
AVAGO TECHNOLOGIES LTD       SHS            Y0486S104   23,631   621,876 SH       SOLE                  621,876
BAKER HUGHES INC             COM            057224107   18,140   250,000 SH       SOLE                  250,000
BANK OF AMERICA CORPORATION  COM            060505104   10,960 1,000,000 SH       SOLE                1,000,000
BP PLC                       SPONSORED ADR  055622104   22,145   500,000 SH       SOLE                  500,000
BRUNSWICK CORP               COM            117043109    8,160   400,000 SH       SOLE                  400,000
CBS CORP NEW                 CL B           124857202   28,490 1,000,000 SH       SOLE                1,000,000
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD   20441W203    8,433   250,000 SH       SOLE                  250,000
CONAGRA FOODS INC            COM            205887102   12,905   500,000 SH       SOLE                  500,000
COSTCO WHSL CORP NEW         COM            22160K105    8,124   100,000 SH       SOLE                  100,000
DANAHER CORP DEL             COM            235851102   21,196   400,000 SH       SOLE                  400,000
DELTA AIR LINES INC DEL      COM NEW        247361702    4,585   500,000 SH  PUT  SOLE                  500,000
DEMANDTEC INC                COM NEW        24802R506    2,730   300,000 SH       SOLE                  300,000
DRYSHIPS INC                 SHS            Y2109Q101    8,380 2,000,000 SH       SOLE                2,000,000
E M C CORP MASS              COM            268648102   22,040   800,000 SH       SOLE                  800,000
E M C CORP MASS              COM            268648102   27,550 1,000,000 SH  CALL SOLE                1,000,000
ENSCO PLC                    SPONSORED ADR  29358Q109   31,980   600,000 SH       SOLE                  600,000
F5 NETWORKS INC              COM            315616102   11,025   100,000 SH       SOLE                  100,000
FORD MTR CO DEL              COM PAR $0.01  345370860    9,653   700,000 SH       SOLE                  700,000
FOREST OIL CORP              COM PAR $0.01  346091705    6,678   250,000 SH       SOLE                  250,000
FREESCALE SEMICONDUCTOR HLDG SHS OLD        G3727Q101   32,183 1,750,000 SH       SOLE                1,750,000
GENERAL MLS INC              COM            370334104   14,888   400,000 SH       SOLE                  400,000
HALLIBURTON CO               COM            406216101   30,600   600,000 SH       SOLE                  600,000
HANSEN NAT CORP              COM            411310105    8,095   100,000 SH       SOLE                  100,000
HANSEN NAT CORP              COM            411310105   12,143   150,000 SH  CALL SOLE                  150,000
HARLEY DAVIDSON INC          COM            412822108   14,340   350,000 SH       SOLE                  350,000
HERSHEY CO                   COM            427866108   15,634   275,000 SH       SOLE                  275,000
HESS CORP                    COM            42809H107   14,952   200,000 SH       SOLE                  200,000
INTEL CORP                   COM            458140100   11,080   500,000 SH       SOLE                  500,000
INTERNATIONAL GAME TECHNOLOG COM            459902102   26,370 1,500,000 SH       SOLE                1,500,000
KELLOGG CO                   COM            487836108   16,596   300,000 SH       SOLE                  300,000
KEY ENERGY SVCS INC          COM            492914106    4,500   250,000 SH       SOLE                  250,000
LEAR CORP                    COM NEW        521865204    9,359   175,000 SH       SOLE                  175,000
LSI CORPORATION              COM            502161102   14,240 2,000,000 SH       SOLE                2,000,000
MGM RESORTS INTERNATIONAL    COM            552953101   26,420 2,000,000 SH       SOLE                2,000,000
MICRON TECHNOLOGY INC        COM            595112103   26,180 3,500,000 SH       SOLE                3,500,000
MICRON TECHNOLOGY INC        COM            595112103   14,960 2,000,000 SH  CALL SOLE                2,000,000
MOHAWK INDS INC              COM            608190104   13,498   225,000 SH       SOLE                  225,000
MOSAIC CO NEW                COM            61945C103   10,160   150,000 SH       SOLE                  150,000
NEWS CORP                    CL A           65248E104   30,975 1,750,000 SH       SOLE                1,750,000
NII HLDGS INC                CL B NEW       62913F201   10,595   250,000 SH       SOLE                  250,000
NIKE INC                     CL B           654106103    4,499    50,000 SH       SOLE                   50,000
PENN NATL GAMING INC         COM            707569109   20,170   500,000 SH       SOLE                  500,000
PETROHAWK ENERGY CORP        COM            716495106    8,635   350,000 SH       SOLE                  350,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   33,860 1,000,000 SH       SOLE                1,000,000
PHILLIPS VAN HEUSEN CORP     COM            718592108   21,278   325,000 SH       SOLE                  325,000
QUALCOMM INC                 COM            747525103   45,432   800,000 SH       SOLE                  800,000
SANDISK CORP                 COM            80004C101   26,975   650,000 SH       SOLE                  650,000
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   21,816 1,350,000 SH       SOLE                1,350,000
SEAGATE TECHNOLOGY PLC       SHS            G7945M107   16,160 1,000,000 SH  CALL SOLE                1,000,000
SELECT SECTOR SPDR TR        SBI CONS DISCR 81369Y407   24,126   600,000 SH  PUT  SOLE                  600,000
SINA CORP                    ORD            G81477104   13,013   125,000 SH       SOLE                  125,000
SPDR SERIES TRUST            S&P RETAIL ETF 78464A714   53,380 1,000,000 SH  PUT  SOLE                1,000,000
SPRINT NEXTEL CORP           COM SER 1      852061100   16,170 3,000,000 SH       SOLE                3,000,000

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
STARBUCKS CORP               COM            855244109    7,898   200,000 SH       SOLE                  200,000
STARWOOD HOTELS&RESORTS WRLD COM            85590A401   22,416   400,000 SH       SOLE                  400,000
SUNOCO INC                   COM            86764P109    7,299   175,000 SH       SOLE                  175,000
TENNECO INC                  COM            880349105    8,814   200,000 SH       SOLE                  200,000
TRANSATLANTIC HLDGS INC      COM            893521104    9,802   200,000 SH       SOLE                  200,000
VIRGIN MEDIA INC             COM            92769L101   14,965   500,000 SH       SOLE                  500,000
VISA INC                     COM CL A       92826C839   75,809   899,700 SH       SOLE                  899,700
WARNACO GROUP INC            COM NEW        934390402    3,919    75,000 SH       SOLE                   75,000
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   28,125 1,500,000 SH       SOLE                1,500,000
WHITING PETE CORP NEW        COM            966387102    2,846    50,000 SH       SOLE                   50,000
WILLIAMS COS INC DEL         COM            969457100   24,200   800,000 SH       SOLE                  800,000